PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Collateralized receivable related to financial services	¥ 1,100	¥ 100
Non-collateralized receivable related to financial services	3,100	3,500
Financing receivables, allowance for credit losses	¥ 200	¥ 196